Commercial Mortgage-Backed Securities (Summary of Changes in Mortgage-Backed Securities) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Sale Price			$ 0	$ 19,266	$ 51,160	$ 19,266	$ 47,316
Realized Loss	$ 0	$ (192)	$ 0	$ (738)	$ (125)	(738)	$ (297)
Commercial mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Aggregate Cost Basis						30,209
Sale Price						28,624
Realized Loss						$ 1,585